Accumulated other comprehensive loss (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Foreign currency translation loss	$ (418)	$ (526)	$ (459)
Unrealized gain on cash flow hedges, net of taxes	(97)	(170)	(211)
Accumulated other comprehensive loss	$ (515)	$ (696)